ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 457	$ 510	$ 227
Accrued expenses - lab refurbishments	118	131	132
Accrued expenses - technical fees	58	66	45
Accrued expenses - variable rent & utilities	9	20	67
Accrued expenses - audit & accounting fees	167	191	250
Accrued expenses - other	67	112	6
Credit card liabilities	34	10	6
Payroll and social security liabilities	280	383	128
Total accounts payable and accrued expenses	$ 1,190	$ 1,423	$ 861